Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	American Funds Money Market Fund
Central Index Key	0001454975
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Dec. 01, 2014
Prospectus Date	Dec. 01, 2014
American Funds Money Market Fund® | Class A
Risk/Return:
Trading Symbol	AFAXX
American Funds Money Market Fund® | Class 529-F-1
Risk/Return:
Trading Symbol	FARXX
American Funds Money Market Fund® | Class R-1
Risk/Return:
Trading Symbol	RAAXX
American Funds Money Market Fund® | Class R-2
Risk/Return:
Trading Symbol	RABXX
American Funds Money Market Fund® | Class R-3
Risk/Return:
Trading Symbol	RACXX
American Funds Money Market Fund® | Class R-4
Risk/Return:
Trading Symbol	RADXX
American Funds Money Market Fund® | Class R-5
Risk/Return:
Trading Symbol	RAEXX
American Funds Money Market Fund® | Class R-6
Risk/Return:
Trading Symbol	RAFXX
American Funds Money Market Fund® | Class B
Risk/Return:
Trading Symbol	AFBXX
American Funds Money Market Fund® | Class C
Risk/Return:
Trading Symbol	AFCXX
American Funds Money Market Fund® | Class F-1
Risk/Return:
Trading Symbol	AFFXX
American Funds Money Market Fund® | Class F-2
Risk/Return:
Trading Symbol	AFGXX
American Funds Money Market Fund® | Class 529-A
Risk/Return:
Trading Symbol	AAFXX
American Funds Money Market Fund® | Class 529-B
Risk/Return:
Trading Symbol	BAFXX
American Funds Money Market Fund® | Class 529-C
Risk/Return:
Trading Symbol	CCFXX
American Funds Money Market Fund® | Class 529-E
Risk/Return:
Trading Symbol	EAFXX
American Funds Money Market Fund® | Class R-2E
Risk/Return:
Trading Symbol	RBEXX